Debt And Lines Of Credit (Debt Extinguishment) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Extinguishment of Debt [Line Items]
Debt reductions (a)	[1]	$ 266	$ 2,151	$ 1,625
Pre-tax early debt extinguishment costs (b)	[2]	$ 29	$ 207	$ 276

[1]	Reductions related to notes with interest rates ranging from 2.00% to 9.38% with original maturities from 2015 to 2030 for the years ended December 31, 2016, 2015 and 2014. Includes the $630 million payment for a portion of the Special Purpose Entity Liability for the year ended December 31, 2015 (see Note 12 Variable Interest Entities).
[2]	Amounts are included in Restructuring and other charges in the accompanying consolidated statements of operations.